THIRD QUARTER REPORT
September 30, 2002

Morgan Stanley Emerging Markets Fund, Inc.

DIRECTORS AND OFFICERS
Barton M. Biggs
CHAIRMAN OF THE BOARD OF DIRECTORS

Ronald E. Robison
PRESIDENT AND DIRECTOR

John D. Barrett II
DIRECTOR

Thomas P. Gerrity
DIRECTOR

Gerard E. Jones
DIRECTOR

Joseph J. Kearns
DIRECTOR

Vincent R. McLean
DIRECTOR

C. Oscar Morong, Jr.
DIRECTOR

William G. Morton, Jr.
DIRECTOR

Michael Nugent
DIRECTOR

Fergus Reid
DIRECTOR

Stefanie V. Chang
VICE PRESIDENT

Lorraine Truten
VICE PRESIDENT

James W. Garrett
TREASURER

Mary E. Mullin
SECRETARY

Belinda A. Brady
ASSISTANT TREASURER

INVESTMENT ADVISER
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

ADMINISTRATOR
JPMorgan Chase Bank
73 Tremont Street
Boston, Massachusetts 02108

CUSTODIAN
JPMorgan Chase Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

STOCKHOLDER SERVICING AGENT
American Stock Transfer & Trust Company
59 Maiden Lane
New York, New York 10030
(800) 278-4353

LEGAL COUNSEL
Clifford Chance Rogers & Wells LLP
200 Park Avenue
New York, New York 10166

INDEPENDENT AUDITOR
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.morganstanley.com/im.

(C) 2002 Morgan Stanley

[MORGAN STANLEY LOGO]

Morgan Stanley
Emerging Markets Fund, Inc.

Morgan Stanley
Investment Management Inc.
Investment Adviser

MORGAN STANLEY EMERGING MARKETS FUND, INC.

OVERVIEW

LETTER TO STOCKHOLDERS

For the nine months ended September 30, 2002, the Morgan Stanley Emerging Markets Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of -12.92% compared with -14.73% for the Morgan Stanley Capital International (MSCI) Emerging Markets Free Net Index (the "Index"). On September 30, 2002, the closing price of the Fund's shares on the New York Stock Exchange was $7.82, representing a 15.9% discount to the Fund's net asset value per share.

MARKET REVIEW
Outperformance relative to the Index was primarily driven by country allocation, although stock selection also helped performance. In particular, our overweight exposure to Indonesia (+38.1%, Index return) and South Korea (+4.7%), and our underweight stance in Argentina (-62.1%) and Chile (-29.9%) contributed to performance. Stock selection in South Africa, India and Taiwan was also strong.

Although the emerging markets have fallen 14.7% on a year-to-date basis, the asset class has been successful in outperforming developed equity markets, such as Europe, Australasia and the Far East (EAFE), which has fallen 21.0% and the S&P 500 Index, which has declined 28.2%. Both developed and emerging markets have been affected by concerns of a "double dip" in the developed economies, fears of a war with Iraq, high oil prices and fraudulent corporate accounting in the U.S. and abroad. Within the emerging markets, Latin America was the worst performing region declining 35.7% as Argentina and Brazil tumbled 62.1% and 51.2% respectively, given financial and political woes. Asian equity markets (-12.1%) struggled to shake off the malaise affecting most of the equity markets. Europe, the Middle East and Africa was the best performing region, losing 6.6%.

Most recently, we have added to the Fund's exposure in Taiwan and Turkey. In Taiwan, following the market's recent sharp underperformance, we carefully added chosen securities within the technology and financials sector.

MARKET OUTLOOK
While a credible case can be made that economic uncertainty should remain high, we believe that the world markets have bottomed for this cycle. We believe the emerging markets are well positioned to both continue to outperform global markets and once sentiment has stabilized, to rebound sharply due to cheap relative valuations and leveraged exposure to the pick-up in global economic activity. Convergence opportunities, natural resource providers and domestic demand generators are all part of the case for emerging markets. On a bottom-up basis, we continue focusing on earnings visibility as a driver of medium-term returns.

OTHER DEVELOPMENTS
On July 30, 1998, the Fund commenced a share repurchase program for purposes of enhancing stockholder value and reducing the discount at which the Fund's shares traded from their net asset value. For the nine months ended September 30, 2002, the Fund repurchased 297,579 of its shares at an average discount of 15.38% from net asset value per share. Since the inception of the program, the Fund has repurchased 4,282,319 of its shares at an average discount of 20.28% from net asset value per share. The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Directors.

Sincerely,

/s/ Ronald E. Robison

Ronald E. Robison
President and Director
                                                                    October 2002

MORGAN STANLEY EMERGING MARKETS FUND, INC.

September 30, 2002

Investment Summary

Historical Information (Unaudited)

                                                       TOTAL RETURN (%)
                             -----------------------------------------------------------------------
                                MARKET VALUE(1)       NET ASSET VALUE(2)           INDEX(3)
                             -----------------------------------------------------------------------
                                          AVERAGE                 AVERAGE                  AVERAGE
                             CUMULATIVE    ANNUAL    CUMULATIVE    ANNUAL    CUMULATIVE     ANNUAL
----------------------------------------------------------------------------------------------------
Year-to-Date                   (9.39)%       --       (12.92)%       --       (14.73)%        --
One Year                       15.00       15.00%      11.78       11.78%       7.93         7.93%
Five Year                     (33.17)      (7.75)     (29.74)      (6.81)     (40.88)       (9.98)
Ten Year                       31.29        2.76       53.44        4.37       10.73         1.02
Since Inception*               54.24        4.05       83.43        5.72       26.01         2.14

Past performance is not predictive of future performance.


[CHART]


Returns and Per Share Information

                                                                                                                        NINE MONTHS
                                                                                                                           ENDED
                                                            YEAR ENDED DECEMBER 31,                                    SEPTEMBER 30,
                            --------------------------------------------------------------------------------------------------------
                             1992    1993     1994      1995      1996      1997      1998     1999     2000     2001      2002
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share   $16.74  $28.20   $20.30   $ 14.69    $15.69   $ 15.52   $ 10.33   $21.26   $11.03    $10.68     $9.30
Market Value Per Share      $18.13  $31.63   $21.50   $ 15.50    $13.88   $ 13.06   $  8.13   $16.31   $ 8.75    $ 8.63     $7.82
Premium/(Discount)             8.3%   12.2%     5.9%      5.5%    (11.5)%   (15.9)%   (21.3)%  (23.3)%  (20.7)%   (19.2)%   (15.9)%
Income Dividends            $ 0.01      --       --        --    $ 0.05   $  0.01   $  0.11       --       --        --        --
Capital Gains Distributions $ 0.01  $ 1.49   $ 6.50   $  1.29    $ 0.98   $  0.01   $  2.18       --   $ 2.31        --        --
Fund Total Return(2)         13.94%  95.22%+  (5.33)%  (16.30)%+  13.84%    (0.97)%  (19.61)% 105.81%  (36.74)%   (3.17)%   (12.92)%
Index Total Return(3)        11.40%  74.84%   (7.32)%   (5.21)%    6.03%   (11.59)%  (25.34)%  66.48%  (30.97)%   (2.62)%   (14.73)%

(1) Assumes dividends and distributions, if any, were reinvested.

(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a stockholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.

(3) The Morgan Stanley Capital International Emerging Markets Free Net Index is a market capitalization weighted index comprised of companies that are representative of the market structure of developing countries in Latin America, Asia, Eastern Europe, the Middle East and Africa. Dividends are assumed to be reinvested after deduction of withholding tax, applying the rate applicable to non-resident individuals who do not benefit from double taxation treaties.

*   The Fund commenced operations on November 1, 1991.

+ This return does not include the effect of the rights issued in connection with the rights offering.

     FOREIGN INVESTING INVOLVES CERTAIN RISKS, INCLUDING CURRENCY FLUCTUATIONS AND CONTROLS, RESTRICTIONS ON FOREIGN INVESTMENTS, LESS GOVERNMENTAL SUPERVISION AND REGULATION, LESS LIQUIDITY AND THE POTENTIAL FOR MARKET VOLATILITY AND POLITICAL INSTABILITY. IN ADDITION, INVESTING IN EMERGING MARKETS MAY INVOLVE A RELATIVELY HIGHER DEGREE OF VOLATILITY.

MORGAN STANLEY EMERGING MARKETS FUND, INC.

September 30, 2002 (Unaudited)

Portfolio Summary

ALLOCATION OF TOTAL INVESTMENTS

[CHART]

Equity Securities               97.3%
Short-Term Investments           2.7%

INDUSTRIES

[CHART]

Other                           49.5%
Semiconductor Equipment
  & Products                    13.8%
Banks                           11.8%
Metals & Mining                 10.4%
Oil & Gas                        8.4%
Diversified Telecommunication
  Services                       6.1%

COUNTRY WEIGHTINGS

[CHART]

Other                           38.0%
South Korea                     22.7%
Taiwan                          13.2%
South Africa                    11.0%
Mexico                           9.3%
China                            5.8%

TEN LARGEST HOLDINGS*

                                                            PERCENT OF
                                                            NET ASSETS
----------------------------------------------------------------------
1.  Samsung Electronics Co., Ltd. (South Korea)                9.2%
2.  Anglo American plc (South Africa)                          3.9
3.  Telmex (Mexico)                                            2.9
4.  Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)      2.8
5.  LUKoil Holdings (Russia)                                   2.3
6.  Teva Pharmaceutical Industries Ltd. (Israel)               1.8
7.  POSCO (South Korea)                                        1.8
8.  SK Telecom Co., Ltd. (South Korea)                         1.6
9.  Wal-Mart de Mexico (Mexico)                                1.5
10. Hyundai Motor Co., Ltd. (South Korea)                      1.5
                                                             -----
                                                              29.3%
                                                             -----

* Excludes Short-Term Investments

MORGAN STANLEY EMERGING MARKETS FUND, INC.

STATEMENT OF NET ASSETS
September 30, 2002 (Unaudited)

Statement of Net Assets

                                                                                  VALUE
                                                            SHARES                (000)
----------------------------------------------------------------------------------------
COMMON STOCKS (96.2%)
(UNLESS OTHERWISE NOTED)
----------------------------------------------------------------------------------------
Brazil (4.2%)
AEROSPACE & DEFENSE
  Embraer ADR                                               32,258         $         429
----------------------------------------------------------------------------------------
BANKS
  Banco Bradesco SA ADR                                     15,756                   167
  Banco Bradesco SA (Preferred)                         44,088,143                    93
  Banco Itau SA ADR                                          9,260                   145
  Banco Itau SA (Preferred)                             13,725,000                   433
  Banco Nacional SA (Preferred)                         61,598,720 (a,b)              --@
  Unibanco SA GDR                                           19,100                   136
----------------------------------------------------------------------------------------
                                                                                     974
----------------------------------------------------------------------------------------
BEVERAGES
  AmBev                                                  1,346,000                   148
  AmBev (Preferred) ADR                                    139,729                 1,498
----------------------------------------------------------------------------------------
                                                                                   1,646
----------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Brasil Telecom Participacoes SA (Preferred)           12,578,445                    56
  Brasil Telecom Participacoes SA (Preferred) ADR           12,412                   276
  Brasil Telecom SA (Preferred)                          8,331,048                    24
----------------------------------------------------------------------------------------
                                                                                     356
----------------------------------------------------------------------------------------
ELECTRIC UTILITIES
  CEMIG ADR                                                 31,790                   170
  CEMIG (Preferred)                                     25,454,961                   139
----------------------------------------------------------------------------------------
                                                                                     309
----------------------------------------------------------------------------------------
METALS & MINING
  CVRD ADR                                                  12,600                   287
  CVRD (Preferred) ADR                                      35,662                   772
  CVRD (Preferred), 'A'                                     38,351                   828
----------------------------------------------------------------------------------------
                                                                                   1,887
----------------------------------------------------------------------------------------
MULTILINE RETAIL
  Lojas Arapua SA GDR                                       31,540 (a,b)              --@
  Lojas Arapua SA (Preferred)                           30,412,000 (a,b)              --@
----------------------------------------------------------------------------------------
                                                                                      --@
----------------------------------------------------------------------------------------
OIL & GAS
  Petrobras SA                                               3,900                    42
  Petrobras SA ADR                                             363                     4
  Petrobras SA (Preferred)                                  87,808                   856
  Petrobras SA (Preferred) ADR                              17,648                   168
----------------------------------------------------------------------------------------
                                                                                   1,070
----------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS
  Votorantim Celulose e Papel SA ADR                        20,600                   288
----------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  Celular CRT (Preferred), 'A'                           3,512,547                   299
  Tele Celular Sul ADR                                       6,432                    42
  Telesp Celular SA ADR                                      3,200 (a)                 6
----------------------------------------------------------------------------------------
                                                                                     347
----------------------------------------------------------------------------------------
                                                                                   7,306
========================================================================================
Chile (0.3%)
DIVERSIFIED TELECOMMUNICATION SERVICES
  Telefonica CTC Chile ADR                                  49,740                   435
----------------------------------------------------------------------------------------
ELECTRIC UTILITIES
  Enersis SA ADR                                             8,500 (a)                38
----------------------------------------------------------------------------------------
                                                                                     473
========================================================================================
China (5.8%)
AIRLINES
  China Southern Airlines Co., Ltd.                      1,536,000                   382
----------------------------------------------------------------------------------------
CHEMICALS
  Sinopec Shanghai Petrochemical Co., Ltd., 'H'          4,632,000 (a)               511
----------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES
  Travelsky Technology Ltd.                                525,000                   315
----------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS
  TPV Technology Ltd.                                    1,290,000                   373
----------------------------------------------------------------------------------------
DISTRIBUTORS
  China Resources Enterprise Ltd.                          136,000                   126
----------------------------------------------------------------------------------------
ELECTRIC UTILITIES
  Huaneng Power International, Inc., 'H'                 1,632,000                 1,276
----------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
  Byd Co., Ltd.                                            201,000 (a)               407
----------------------------------------------------------------------------------------
FOOD PRODUCTS
  People's Food Holdings Ltd.                            1,010,000                   537
----------------------------------------------------------------------------------------
METALS & MINING
  Aluminum Corp. of China Ltd.                           1,088,000                   108
  Yanzhou Coal Mining Co., Ltd. 'H'                      1,412,000                   466
----------------------------------------------------------------------------------------
                                                                                     574
----------------------------------------------------------------------------------------
OIL & GAS
  CNOOC Ltd.                                             1,008,000                 1,402
  PetroChina Co., Ltd.                                   2,892,000                   586
----------------------------------------------------------------------------------------
                                                                                   1,988
----------------------------------------------------------------------------------------
TEXTILES & APPAREL
  Texwinca Holdings Ltd.                                   278,000                   187
----------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE
  Cosco Pacific Ltd.                                     1,158,000                   809
----------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  China Mobile (Hong Kong) Ltd.                          1,097,000 (a)             2,532
----------------------------------------------------------------------------------------
                                                                                  10,017
========================================================================================


                                       5

MORGAN STANLEY EMERGING MARKETS FUND, INC.

STATEMENT OF NET ASSETS
September 30, 2002 (Unaudited)
Statement of Net Assets (Cont'd)

                                                                                  VALUE
                                                            SHARES                (000)
----------------------------------------------------------------------------------------
Czech Republic (0.2%)
BANKS
  Komercni Banka AS                                          4,200         $         238
  Komercni Banka AS GDR                                      8,100                   152
----------------------------------------------------------------------------------------
                                                                                     390
----------------------------------------------------------------------------------------
Hungary (1.6%)
BANKS
  OTP Bank Rt.                                             143,441                 1,176
  OTP Bank Rt. GDR                                          24,200                   397
----------------------------------------------------------------------------------------
                                                                                   1,573
----------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Matav Rt.                                                100,736                   307
  Matav Rt. ADR                                             23,699                   367
----------------------------------------------------------------------------------------
                                                                                     674
----------------------------------------------------------------------------------------
OIL & GAS
  MOL Magyar Olaj-es Gazipari Rt.                           25,357                   543
  MOL Magyar Olaj-es Gazipari Rt. GDR                          710                    15
----------------------------------------------------------------------------------------
                                                                                     558
----------------------------------------------------------------------------------------
                                                                                   2,805
========================================================================================
India (5.3%)
AUTOMOBILES
  Hero Honda Motors Ltd.                                   131,200                   705
  Tata Engineering & Locomotive Co., Ltd.                   82,000 (a)               225
----------------------------------------------------------------------------------------
                                                                                     930
----------------------------------------------------------------------------------------
BANKS
  HDFC Bank Ltd.                                            10,700                    48
  HDFC Bank Ltd. ADR                                        18,200                   258
  State Bank of India Ltd.                                 229,550                 1,121
----------------------------------------------------------------------------------------
                                                                                   1,427
----------------------------------------------------------------------------------------
CHEMICALS
  Reliance Industries Ltd.                                  74,933                   400
----------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS
  Gujarat Ambuja Cements Ltd                               102,500                   347
----------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS
  Housing Development Finance Corp., Ltd.                   29,210                   363
----------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Mahanagar Telephone Nigam Ltd.                           157,430                   358
----------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT
  Bharat Heavy Electricals Ltd.                            123,700                   409
----------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES
  Oil & Natural Gas Corp., Ltd.                             53,000                   374
----------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS
  Colgate-Palmolive (India) Ltd.                            73,190                   199
  Hindustan Lever Ltd.                                     105,000                   375
----------------------------------------------------------------------------------------
                                                                                     574
----------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES
  India Info.com PCL                                       116,052 (b)                --@
----------------------------------------------------------------------------------------
IT CONSULTING & SERVICES
  Infosys Technologies Ltd.                                 15,150                 1,065
  Wipro Ltd.                                                 6,500                   178
  Wipro Ltd. ADR                                             6,000                   166
----------------------------------------------------------------------------------------
                                                                                   1,409
----------------------------------------------------------------------------------------
METALS & MINING
  Hindalco Industries Ltd.                                  28,100                   304
  Steel Authority of India Ltd.                          1,105,066 (a)               147
  Tata Iron & Steel Co., Ltd.                              157,000                   377
----------------------------------------------------------------------------------------
                                                                                     828
----------------------------------------------------------------------------------------
OIL & GAS
  Bharat Petroleum Corp., Ltd.                              52,850                   188
  Hindustan Petroleum Corp., Ltd.                           66,500                   231
----------------------------------------------------------------------------------------
                                                                                     419
----------------------------------------------------------------------------------------
PHARMACEUTICALS
  Dr. Reddy's Laboratories Ltd.                             14,000                   241
  Ranbaxy Laboratories Ltd.                                 29,000                   550
----------------------------------------------------------------------------------------
                                                                                     791
----------------------------------------------------------------------------------------
ROAD & RAIL
  Container Corp. of India Ltd.                            107,600                   509
----------------------------------------------------------------------------------------
                                                                                   9,138
========================================================================================
Indonesia (2.7%)
AUTOMOBILES
  Astra International Tbk PT                             4,008,500 (a)             1,192
----------------------------------------------------------------------------------------
BANKS
  Bank Central Asia Tbk PT                               2,635,500                   652
----------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Telekomunikasi Indonesia Tbk PT                        4,179,500                 1,731
----------------------------------------------------------------------------------------
MULTILINE RETAIL
  Ramayana Lestari Sentosa Tbk PT                           42,000                    15
----------------------------------------------------------------------------------------
TOBACCO
  Bentoel Internasional Investama Tbk PT                 6,661,500 (a)                85
  Hanjaya Mandala Sampoerna Tbk PT                       2,627,000                   986
----------------------------------------------------------------------------------------
                                                                                   1,071
----------------------------------------------------------------------------------------
                                                                                   4,661
========================================================================================
Israel (4.1%)
AEROSPACE & DEFENSE
  Elbit Systems Ltd.                                             1                   --@
----------------------------------------------------------------------------------------


                                       6

MORGAN STANLEY EMERGING MARKETS FUND, INC.

STATEMENT OF NET ASSETS
September 30, 2002 (Unaudited)
Statement of Net Assets (Cont'd)

                                                                                  VALUE
                                                            SHARES                (000)
----------------------------------------------------------------------------------------
Israel (Cont'd)
COMMUNICATIONS EQUIPMENT
  ECI Telecom Ltd.                                         180,332 (a)     $         306
----------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES
  Check Point Software Technologies Ltd.                   158,444 (a)             2,177
  RADWARE Ltd.                                              42,425 (a)               281
----------------------------------------------------------------------------------------
                                                                                   2,458
----------------------------------------------------------------------------------------
PHARMACEUTICALS
  Teva Pharmaceutical Industries Ltd.                       12,420                   828
  Teva Pharmaceutical Industries Ltd. ADR                   34,607                 2,319
----------------------------------------------------------------------------------------
                                                                                   3,147
----------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS
  Zoran Corp.                                               68,900 (a)               758
----------------------------------------------------------------------------------------
SOFTWARE
  TTI Team Telecom
  International Ltd.                                        58,937 (a)               400
----------------------------------------------------------------------------------------
                                                                                   7,069
========================================================================================
Malaysia (4.6%)
AUTOMOBILES
  Perusahaan Otomobil Nasional Bhd                         193,000                   394
  Tan Chong Motor Holdings Bhd                             326,000                    89
----------------------------------------------------------------------------------------
                                                                                     483
----------------------------------------------------------------------------------------
BANKS
  Commerce Asset Holdings Bhd                              550,000                   437
  Malayan Banking Bhd                                      798,900                 1,682
  Public Bank Bhd                                          971,875                   593
----------------------------------------------------------------------------------------
                                                                                   2,712
----------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING
  Gamuda Bhd                                               802,000                 1,192
----------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS
  AMMB Holdings Bhd                                        477,000                   510
----------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Technology Resources
  Industries Bhd                                         1,853,000 (a)             1,000
----------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE
  Magnum Corp. Bhd                                       1,288,000                   807
  Resorts World Bhd                                        240,000                   568
----------------------------------------------------------------------------------------
                                                                                   1,375
----------------------------------------------------------------------------------------
REAL ESTATE
  SP Setia Bhd                                             570,500                   359
----------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS
  Malaysian Pacific Industries Bhd                         118,000                   354
----------------------------------------------------------------------------------------
                                                                                   7,985
========================================================================================
Mexico (9.3%)
BANKS
  Grupo Financiero BBVA Bancomer, 'B'                    2,549,181 (a)             1,810
----------------------------------------------------------------------------------------
BEVERAGES
  Femsa ADR                                                     39                     1
  Femsa UBD                                                350,775                 1,189
  Grupo Modelo SA, 'C'                                     363,800                   912
----------------------------------------------------------------------------------------
                                                                                   2,102
----------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS
  Cemex SA                                                 162,007                   677
  Cemex SA ADR                                              32,121                   669
----------------------------------------------------------------------------------------
                                                                                   1,346
----------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Telmex, 'L' ADR                                          176,875                 4,979
----------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS
  Kimberly-Clark de Mexico SA, 'A'                         158,658                   355
----------------------------------------------------------------------------------------
MULTILINE RETAIL
  Wal-Mart de Mexico ADR                                    28,162                   681
  Wal-Mart de Mexico, 'C'                                  304,748                   639
  Wal-Mart de Mexico, 'V'                                  520,819                 1,262
----------------------------------------------------------------------------------------
                                                                                   2,582
----------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE
  Grupo Aeroportuario del Sureste SA ADR                    26,450                   291
  Grupo Aeroportuario del Sureste SA, 'B'                  149,200                   161
----------------------------------------------------------------------------------------
                                                                                     452
----------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  America Movil SA de CV ADR                               204,627                 2,472
----------------------------------------------------------------------------------------
                                                                                  16,098
========================================================================================
Philippines (0.2%)
REAL ESTATE
  Ayala Land, Inc.                                       2,814,500                   300
----------------------------------------------------------------------------------------
Poland (1.7%)
BANKS
  Bank Pekao SA                                             46,132                   938
----------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Telekomunikacja Polska SA                                 36,751 (a)               103
  Telekomunikacja Polska
  SA GDR                                                   115,117 (a)               320
----------------------------------------------------------------------------------------
                                                                                     423
----------------------------------------------------------------------------------------
MULTILINE RETAIL
  Eastbridge NV                                             33,600 (b)            1,344
----------------------------------------------------------------------------------------


                                       7

MORGAN STANLEY EMERGING MARKETS FUND, INC.

STATEMENT OF NET ASSETS
September 30, 2002 (Unaudited)
Statement of Net Assets (Cont'd)

                                                                                  VALUE
                                                            SHARES                (000)
----------------------------------------------------------------------------------------
Poland (Cont'd)
OIL & GAS
  Polski Koncern Naftowy Orlen SA                           36,581         $         143
----------------------------------------------------------------------------------------
                                                                                   2,848
========================================================================================
Russia (4.7%)
METALS & MINING
  MMC Norilsk Nickel ADR                                     7,670                   126
----------------------------------------------------------------------------------------
OIL & GAS
  Gazprom ADR                                               22,700                   252
  LUKoil Holdings ADR                                       63,819                 3,882
  Surgutneftegaz ADR                                        77,025                 1,271
  Surgutneftegaz ADR (Preferred)                            23,039                   518
  Yukos ADR                                                 15,536                 2,091
----------------------------------------------------------------------------------------
                                                                                   8,014
----------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS
  Alliance Cellulose Ltd. 'B'                              156,075 (b)               --@
----------------------------------------------------------------------------------------
                                                                                   8,140
========================================================================================
South Africa (11.0%)
BANKS
  FirstRand Ltd.                                           537,520                   334
  Nedcor Ltd.                                               25,500                   240
  Standard Bank Group Ltd.                                 171,280                   466
----------------------------------------------------------------------------------------
                                                                                   1,040
----------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES
  Barloworld Ltd.                                          186,110                 1,041
  Bidvest Group Ltd.                                       134,715                   546
----------------------------------------------------------------------------------------
                                                                                   1,587
----------------------------------------------------------------------------------------
INSURANCE
  Liberty Group Ltd.                                        38,720                   192
  Old Mutual plc                                           109,700                   120
  Old Mutual plc (London Shares)                         1,084,930                 1,187
  Sanlam Ltd.                                              682,310                   485
----------------------------------------------------------------------------------------
                                                                                   1,984
----------------------------------------------------------------------------------------
METALS & MINING
  Anglo American Platinum Corp., Ltd.                       40,370                 1,355
  Anglo American plc                                       261,988                 3,317
  Anglo American plc (London Shares)                       275,310                 3,477
  Gold Fields Ltd.                                         156,100                 2,013
  Gold Fields Ltd. ADR                                       7,700                    98
  Impala Platinum Holdings Ltd.                             12,720                   676
----------------------------------------------------------------------------------------
                                                                                  10,936
----------------------------------------------------------------------------------------
OIL & GAS
  Sasol Ltd.                                               199,770                 2,251
----------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS
  Sappi Ltd.                                                66,670                   766
  Sappi Ltd. ADR                                            11,970                   137
----------------------------------------------------------------------------------------
                                                                                     903
----------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  M-Cell Ltd.                                              206,340 (a)               162
----------------------------------------------------------------------------------------
                                                                                  18,863
========================================================================================
South Korea (22.7%)
AUTO COMPONENTS
  Hyundai Mobis                                             63,400                 1,244
----------------------------------------------------------------------------------------
AUTOMOBILES
  Hyundai Motor Co., Ltd.                                   88,430                 2,018
  Hyundai Motor Co., Ltd. (Preferred)                       47,900                   533
----------------------------------------------------------------------------------------
                                                                                   2,551
----------------------------------------------------------------------------------------
BANKS
  Kookmin Bank                                              38,008                 1,391
  Shinhan Financial Group Co., Ltd.                        162,530                 1,841
----------------------------------------------------------------------------------------
                                                                                   3,232
----------------------------------------------------------------------------------------
CHEMICALS
  LG Chem Ltd.                                              52,940                 1,407
----------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING
  Hyundai Development Co.                                  125,080 (a)               702
----------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS
  Daishin Securities Co.                                    18,060                   230
  LG Investment & Securities Co., Ltd.                      28,350                   331
  Samsung Securities Co., Ltd.                              45,720 (a)             1,114
  Seoul Securities Co., Ltd.                               136,200                   501
----------------------------------------------------------------------------------------
                                                                                   2,176
----------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
  Samsung Electro-Mechanics Co., Ltd.                       35,447                 1,276
----------------------------------------------------------------------------------------
FOOD PRODUCTS
  Tongyang Confectionery Corp.                              14,000                   631
----------------------------------------------------------------------------------------
HOUSEHOLD DURABLES
  LG Electronics Ltd.                                       51,857 (a)             1,414
----------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS
  LG Household & Health Care Ltd.                           18,400                   602
----------------------------------------------------------------------------------------
INSURANCE
  Hyundai Marine & Fire Insurance Co., Ltd.                 20,730                   456
----------------------------------------------------------------------------------------
MEDIA
  CJ39 Shopping Corp.                                       23,504                 1,080
----------------------------------------------------------------------------------------
METALS & MINING
  POSCO                                                     35,440                 3,087
----------------------------------------------------------------------------------------


                                       8

MORGAN STANLEY EMERGING MARKETS FUND, INC.

STATEMENT OF NET ASSETS
September 30, 2002 (Unaudited)
Statement of Net Assets (Cont'd)

                                                                                  VALUE
                                                            SHARES                (000)
----------------------------------------------------------------------------------------
South Korea (Cont'd)
MULTILINE RETAIL
  Shinsegae Co., Ltd.                                        4,520         $         684
----------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS
  Samsung Electronics Co., Ltd.                             54,922                13,408
  Samsung Electronics Co., Ltd. (Preferred)                 20,110                 2,418
----------------------------------------------------------------------------------------
                                                                                  15,826
----------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  SK Telecom Co., Ltd.                                      14,110                 2,735
----------------------------------------------------------------------------------------
                                                                                  39,103
========================================================================================
Taiwan (13.2%)
AIRLINES
  Eva Airways Corp.                                      2,195,000 (a)               777
----------------------------------------------------------------------------------------
BANKS
  Taipei Bank                                            1,386,000 (a)             1,264
  Taishin Financial Holdings Co., Ltd.                   3,234,000 (a)             1,298
----------------------------------------------------------------------------------------
                                                                                   2,562
----------------------------------------------------------------------------------------
CHEMICALS
  Formosa Chemicals & Fibre Corp.                          524,403                   390
  Formosa Plastics Corp.                                   157,000                   150
----------------------------------------------------------------------------------------
                                                                                     540
----------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
  Accton Technology Corp.                                  947,975 (a)             1,441
----------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS
  Asustek Computer, Inc.                                   499,553                 1,175
  Benq Corp.                                               468,160                   590
  Quanta Computer, Inc.                                    382,200                   729
----------------------------------------------------------------------------------------
                                                                                   2,494
----------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING
  CTCI Corp.                                             1,108,000                   475
----------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS
  Taiwan Cement Corp.                                    1,053,200 (a)               225
----------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS
  Chinatrust Financial Holding Co., Ltd.                 3,267,748 (a)             2,296
  Fubon Financial Holding Co., Ltd.                        183,087                   152
  Sinopac Holdings Co.                                   2,522,162 (a)             1,035
----------------------------------------------------------------------------------------
                                                                                   3,483
----------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT
  Phoenixtec Power Co., Ltd.                               585,000                   354
----------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
  Hon Hai Precision Industry Co., Ltd.                     579,300                 1,936
----------------------------------------------------------------------------------------
FOOD & DRUG RETAILING
  President Chain Store Corp.                                4,633                     7
----------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS
  Largan Precision Co., Ltd.                               105,300                   556
  Premier Image Technology Corp.                           281,000                   362
----------------------------------------------------------------------------------------
                                                                                     918
----------------------------------------------------------------------------------------
METALS & MINING
  China Steel Corp.                                      1,208,816                   520
----------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS
  ASE Test Ltd.                                             39,500 (a)               140
  Novatek Microelectronics Corp., Ltd.                     282,000                   554
  Orient Semiconductor Electronics Ltd.                    826,000 (a)               138
  Siliconware Precision Industries Co.                   1,102,692 (a)               572
  Taiwan Semiconductor Manufacturing Co., Ltd.           3,955,334 (a)             4,662
  Taiwan Semiconductor Manufacturing Co., Ltd. ADR          23,200 (a)               147
  United Microelectronics Corp.                          1,034,439 (a)               703
----------------------------------------------------------------------------------------
                                                                                   6,916
----------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  Taiwan Cellular Corp.                                    183,143                   169
----------------------------------------------------------------------------------------
                                                                                  22,817
----------------------------------------------------------------------------------------
Thailand (1.7%)
BANKS
  Bangkok Bank PCL                                         731,800 (a)               896
  Thai Farmers Bank PCL                                    288,100 (a)               170
----------------------------------------------------------------------------------------
                                                                                   1,066
----------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS
  Siam Cement (The) PCL NVDR                                47,800                   831
----------------------------------------------------------------------------------------
HOUSEHOLD DURABLES
  Land & Houses PCL                                        178,800                   273
----------------------------------------------------------------------------------------
MEDIA
BEC World PCL (Foreign)                                     77,100                   360
----------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  Advanced Info Service PCL (Foreign)                      504,600                   396
----------------------------------------------------------------------------------------
                                                                                   2,926
========================================================================================
Turkey (2.6%)
BANKS
  Akbank TAS                                           400,498,800 (a)             1,149
  Turkiye Garanti Bankasi AS                           739,008,928 (a)               648
  Turkiye Is Bankasi AS 'C'                            105,475,000 (a)               214
----------------------------------------------------------------------------------------
                                                                                   2,011
----------------------------------------------------------------------------------------


                                       9

MORGAN STANLEY EMERGING MARKETS FUND, INC.

STATEMENT OF NET ASSETS
September 30, 2002 (Unaudited)
Statement of Net Assets (Cont'd)

                                                                                  VALUE
                                                            SHARES                (000)
----------------------------------------------------------------------------------------
Turkey (Cont'd)
BEVERAGES
  Anadolu Efes Biracilik ve Malt Sanayii AS              9,117,000 (a)     $         146
----------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS
  Koc Holding AS                                        65,800,000 (a)               616
----------------------------------------------------------------------------------------
HOUSEHOLD DURABLES
  Arcelik AS                                            84,452,000 (a)               510
----------------------------------------------------------------------------------------
MEDIA
  Hurriyet Gazetecilik ve Matbaacilik AS               221,923,175 (a)               469
----------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  Turkcell Iletisim Hizmetleri AS                      170,035,000 (a)               791
----------------------------------------------------------------------------------------
                                                                                   4,543
========================================================================================
Venezuela (0.3%)
DIVERSIFIED TELECOMMUNICATION SERVICES
  CANTV, 'D' ADR                                            45,243                   477
========================================================================================
TOTAL COMMON STOCKS
  (Cost $197,329)                                                                165,959
----------------------------------------------------------------------------------------
INVESTMENT COMPANIES     (0.5%)
----------------------------------------------------------------------------------------
India (0.5%)
  Morgan Stanley Growth Fund (Cost $891)                 4,694,400 (a,c)             821
----------------------------------------------------------------------------------------
                                                           NO. OF
                                                           RIGHTS
----------------------------------------------------------------------------------------
RIGHTS (0.0%)
----------------------------------------------------------------------------------------
Malaysia (0.0%)
REAL ESTATE
  SP Setia Bhd, 10/20/02                                   162,999                    18
----------------------------------------------------------------------------------------
Mexico (0.0%)
MEDIA
  Grupo Televisa SA, 10/3/02                                11,029 (a,b)             --@
----------------------------------------------------------------------------------------
TOTAL RIGHTS (Cost $--@)                                                              18
----------------------------------------------------------------------------------------
                                                             FACE
                                                           AMOUNT
                                                             (000)
----------------------------------------------------------------------------------------
DEBT INSTRUMENTS (0.0%)
----------------------------------------------------------------------------------------
India (0.0%)
BUILDING PRODUCTS
  DCM Shriram Investments Ltd.
    0.00%                            INR                       330 (b,d)             --@
----------------------------------------------------------------------------------------
METALS & MINING
  DCM Shriram Industries Ltd.
    0.00%                                                      335 (b,d)             --@
  Shri Ishar Alloy Steels Ltd.
    15.00%                                                     581 (b,d)             --@
----------------------------------------------------------------------------------------
                                                                                     --@
----------------------------------------------------------------------------------------
TOTAL DEBT INSTRUMENTS
  (Cost $1,495)                                                                      -- @
----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (2.1%)
----------------------------------------------------------------------------------------
United States (2.1%)
REPURCHASE AGREEMENT
  J.P. Morgan Securities Inc., 1.87%,
    dated 9/30/02, due 10/1/02 (Cost $3,576)       $         3,576 (e)             3,576
----------------------------------------------------------------------------------------
FOREIGN CURRENCY ON DEPOSIT WITH CUSTODIAN (0.6%)
----------------------------------------------------------------------------------------
  Brazilian Real                   BRL                         143                    38
  Euro                             EUR                          43                    42
  Hong Kong Dollar                 HKD                           1                   --@
  Hungarian Forint                 HUF                         275                     1
  Indian Rupee                     INR                      13,132                   272
  Malaysian Ringgit                MYR                         163                    43
  South African Rand               ZAR                         137                    13
  South Korean Won                 KRW                     246,595                   202
  Taiwan Dollar                    TWD                      15,072                   432
  Turkish Lira                     TRL                      10,294                   --@
----------------------------------------------------------------------------------------
TOTAL FOREIGN CURRENCIES
  (Cost $1,046)                                                                    1,043
----------------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.4%)
  (Cost $204,337)                                                                171,417
----------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.6%)
----------------------------------------------------------------------------------------
  Other Assets                                     $         3,279
  Liabilities                                               (2,263)                1,016
----------------------------------------------------------------------------------------
NET ASSETS (100%)
  Applicable to 18,542,025 issued and
    outstanding $ 0.01 par value shares
    (100,000,000 shares authorized)                                        $     172,433
----------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                  $        9.30
----------------------------------------------------------------------------------------

(a)--Non-income producing.
(b)--Investments valued at fair value. At September 30, 2002, the Fund held $1,344,000 of fair-valued securities, representing 0.8% of net assets
(c)--Fund is advised by an affiliate.
(d)--Security is in default.
(e)--The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
@--Value is less than $500.
ADR--American Depository Receipts.
GDR--Global Depository Receipts.
INR--Indian Rupee.
PCL--Public Company Limited.


                                       10